Income taxes - Disclosure of components of income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Current income tax expense	$ 4,935	$ 1,712
Deferred income tax recovery	(312)	(1,033)
Income tax expense	$ 4,623	$ 679